Derivatives Instruments (Changes in Realized and Unrealized Gains (Losses) on Derivatives Receiving Regulatory Deferral) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	$ (228)	$ 666
FX forwards
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	(56)	17
Regulatory deferral | Physical natural gas purchases
Derivative Instruments, Gain (Loss) [Line Items]
Total change derivative instruments on derivatives receiving regulatory deferral		(52)
Regulatory deferral | Physical natural gas purchases | Regulatory Assets
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral		0
Realized (gain) loss on derivatives receiving regulatory deferral		0
Regulatory deferral | Physical natural gas purchases | Regulatory Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral		(3)
Realized (gain) loss on derivatives receiving regulatory deferral		0
Regulatory deferral | Physical natural gas purchases | Inventory
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral		0
Regulatory deferral | Physical natural gas purchases | Regulated fuel for generation and purchased
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral		(49)
Regulatory deferral | Physical natural gas purchases | Other
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral		0
Regulatory deferral | Commodity swaps and forwards
Derivative Instruments, Gain (Loss) [Line Items]
Total change derivative instruments on derivatives receiving regulatory deferral	41	(204)
Regulatory deferral | Commodity swaps and forwards | Regulatory Assets
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	(27)	(109)
Realized (gain) loss on derivatives receiving regulatory deferral	(8)	(5)
Regulatory deferral | Commodity swaps and forwards | Regulatory Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	11	(73)
Realized (gain) loss on derivatives receiving regulatory deferral	4	2
Regulatory deferral | Commodity swaps and forwards | Inventory
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	11	4
Regulatory deferral | Commodity swaps and forwards | Regulated fuel for generation and purchased
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	50	(9)
Regulatory deferral | Commodity swaps and forwards | Other
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	0	(14)
Regulatory deferral | FX forwards
Derivative Instruments, Gain (Loss) [Line Items]
Total change derivative instruments on derivatives receiving regulatory deferral	24	(17)
Regulatory deferral | FX forwards | Regulatory Assets
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	5	(3)
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | FX forwards | Regulatory Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	33	0
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | FX forwards | Inventory
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	(8)	(10)
Regulatory deferral | FX forwards | Regulated fuel for generation and purchased
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	(6)	(4)
Regulatory deferral | FX forwards | Other
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	$ 0	$ 0